Document and Entity Information	Sep. 03, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 03, 2026
Entity Registrant Name	NextCure, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38905
Entity Tax Identification Number	47-5231247
Entity Address, Address Line One	2850 Quarry Lake Drive,
Entity Address, Adress Line Two	Suite
Entity Address, City or Town	B
Entity Address State Or Province	MD
Entity Address, Postal Zip Code	21209
City Area Code	240
Local Phone Number	399-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	NXTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001661059
Amendment Flag	false